UNITED STATES SECURITIES AND
       EXCHANGE COMMISSION
       Washington, D.C. 20549

       FORM 13F

       FORM 13F COVER PAGE

Report for the Calendar Year: September 30, 2010

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Doolittle & Ganos Investment Counsel, LLC
Address: 100 Clock Tower Place
         Suite 210
         Carmel, CA 93923

13F File Number: 801-11975

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Todd C. Ganos
Title: Principal
Phone: 831-624-3317
Signature, Place, and Date of Signing:

    Todd C. Ganos   Carmel, California  November 18, 2010
[x] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

List of Other Manager Reporting for this Manager:

       FORM 13F SUMMARY PAGE

Report Summary

Number of other Included Managers: 0

Form 13F Information Table Entry Total: 101


Form 13F Information Table Value Total: $82430


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      480     5537 SH       Sole                 5537.000
                                                               104     1200 SH       Defined 01                    1200.000
AT&T Inc.                      COM              00206R102       29     1000 SH       Defined 01                    1000.000
Abbott Labs                    COM              002824100      214     4100 SH       Sole                 4100.000
                                                               387     7400 SH       Defined 01                    7400.000
Alliant Techsystems, Inc.      COM              ATK            809    10730 SH       Sole                10510.000  220.000
American Express Co.           COM              025816109       25      600 SH       Sole                  600.000
Apple Inc.                     COM              037833100      626     2205 SH       Sole                 2205.000
Bank of America Corp.          COM              060505104       14     1100 SH       Sole                 1100.000
Becton Dickinson & Co.         COM              BDX            616     8310 SH       Sole                 8110.000  200.000
                                                                44      590 SH       Defined 01                     590.000
Berkshire Hathway Inc. B       COM              084670702       41      500 SH       Sole                  500.000
Berry Petroleum Co.            COM              BRY              6      200 SH       Sole                  200.000
Biogen Idec Inc.               COM              BIIB            73     1300 SH       Sole                 1300.000
Bristol-Myers Squibb           COM              110122108      255     9400 SH       Sole                 9400.000
                                                                87     3200 SH       Defined 01                    3200.000
CVS Caremark Corp.             COM              CVS            257     8160 SH       Sole                 8160.000
Campbell Soup Co.              COM              134429109       36     1000 SH       Defined 01                    1000.000
Caterpillar Inc.               COM              149123101      199     2528 SH       Sole                 2528.492
Ceragon Networks Ltd.          COM              CRNT            10     1000 SH       Sole                 1000.000
Chevron Corp.                  COM              166764100     1255    15479 SH       Sole                15154.000  325.000
                                                               316     3900 SH       Defined 01                    3900.000
Cisco Systems Inc.             COM              17275R102      613    27981 SH       Sole                27981.000
                                                                18      800 SH       Defined 01                     800.000
Conoco Phillips                COM              20825c104      115     2010 SH       Sole                 2010.000
                                                                80     1400 SH       Defined 01                    1400.000
Costco Wholesale Corp.         COM              22160k105       30      465 SH       Sole                  465.000
                                                                45      700 SH       Defined 01                     700.000
Dell Inc.                      COM              24702r101       10      800 SH       Sole                  800.000
Directv                        COM              DTV             14      335 SH       Sole                  335.000
DuPont (E.I.) De Nemours & Co. COM              263534109       54     1200 SH       Defined 01                    1200.000
Emerson Electric Co.           COM              291011104      158     3000 SH       Sole                 3000.000
Exxon Mobil Corp.              COM              30231G102     1897    30700 SH       Sole                30700.000
                                                               247     4000 SH       Defined 01                    4000.000
Ford Motor Company             COM              345370100        2      174 SH       Sole                  174.000
General Electric Co.           COM              369604103      426    26245 SH       Sole                26245.000
                                                               419    25800 SH       Defined 01                   25800.000
GlaxoSmithKline PLC            COM              37733w105      150     3800 SH       Defined 01                    3800.000
HSBC Holdings PLC              COM              404280406      537    10605 SH       Sole                10310.000  295.000
Hewlett-Packard Co.            COM              428236103      854    20301 SH       Sole                19991.000  310.000
                                                               269     6400 SH       Defined 01                    6400.000
Home Depot Inc.                COM              437076102       60     1888 SH       Sole                 1888.364
IBM Corp.                      COM              459200101     1233     9194 SH       Sole                 9084.000  110.000
                                                               121      900 SH       Defined 01                     900.000
Illinois Tool Works, Inc.      COM              452308109      122     2600 SH       Sole                 2600.000
Intel Corp.                    COM              458140100      127     6600 SH       Sole                 6600.000
J.P. Morgan Chase & Co.        COM              46625h100     1136    29860 SH       Sole                29490.262  370.000
Johnson & Johnson              COM              478160104     1410    22761 SH       Sole                22061.081  700.000
                                                               198     3200 SH       Defined 01                    3200.000
Kraft Foods, Inc.              COM              KFT             46     1500 SH       Defined 01                    1500.000
Landec Corp.                   COM              LNDC             6     1000 SH       Sole                 1000.000
Lowe's Companies Inc.          COM              548661107      951    42645 SH       Sole                40550.000 2095.000
                                                                38     1700 SH       Defined 01                    1700.000
Masco Corp.                    COM              574599106        8      700 SH       Sole                  700.000
McDonald's Corp.               COM              580135101     1057    14180 SH       Sole                13450.000  730.000
                                                                44      590 SH       Defined 01                     590.000
Medtronic Inc.                 COM              585055106      152     4530 SH       Sole                 4530.000
Merck & Co. Inc.               COM              589331107       59     1600 SH       Sole                 1600.000
Microsoft Corp.                COM              594918104      962    39300 SH       Sole                38100.000 1200.000
NextEra Energy, Inc.           COM              302571104     1142    21000 SH       Sole                20480.000  520.000
                                                               136     2500 SH       Defined 01                    2500.000
Norfolk Southern Corp.         COM              655844108      819    13760 SH       Sole                13495.000  265.000
Paccar Inc.                    COM              693718108      122     2537 SH       Sole                 2537.000
Pacific Capital Bancorp        COM              69404P101        0      436 SH       Sole                  436.000
Pepsico Inc.                   COM              713448108      173     2600 SH       Sole                 2600.000
Pfizer Inc.                    COM              717081103      184    10730 SH       Sole                10730.000
                                                                24     1379 SH       Defined 01                    1379.000
Philippine Long Distance Telep COM              PHI            100     1675 SH       Sole                 1675.000
Praxair Inc.                   COM              74005P104      966    10700 SH       Sole                10530.000  170.000
                                                                90     1000 SH       Defined 01                    1000.000
Procter & Gamble               COM              742718109       37      620 SH       Sole                  620.000
                                                               132     2200 SH       Defined 01                    2200.000
Progress Energy                COM              743263105       18      400 SH       Defined 01                     400.000
Rogers Communications Inc.     COM              RCI            675    18030 SH       Sole                17405.000  625.000
                                                                40     1080 SH       Defined 01                    1080.000
Royal Dutch Shell PLC          COM              780259206       48      800 SH       Defined 01                     800.000
Schlumberger Ltd.              COM              806857108      117     1895 SH       Sole                 1895.000
Symantec Corp.                 COM              871503108       51     3400 SH       Defined 01                    3400.000
Sysco Corp.                    COM              871829107       29     1000 SH       Defined 01                    1000.000
Target Corp.                   COM              TGT             42      786 SH       Sole                  786.000
Theravance, Inc.               COM              THRX           172     8542 SH       Sole                 8542.000
Transocean Sedco Forex Inc.    COM              G90078109      666    10365 SH       Sole                10085.000  280.000
Trinity Industries, Inc.       COM              TRN             78     3500 SH       Sole                 3500.000
United Technologies Corp.      COM              913017109       43      600 SH       Sole                  600.000
Verizon Communications         COM              92343V104       14      430 SH       Sole                  430.000
                                                                99     3050 SH       Defined 01                    3050.000
Visa Inc. A                    COM              92826C839       15      200 SH       Sole                  200.000
Wal-Mart Stores Inc.           COM              931142103     1351    25247 SH       Sole                24961.539  285.000
                                                                79     1475 SH       Defined 01                    1475.000
Walgreen Co.                   COM              931422109     1450    43284 SH       Sole                42784.000  500.000
                                                                96     2880 SH       Defined 01                    2880.000
Wells Fargo & Co.              COM              949746101     1061    42245 SH       Sole                41645.000  600.000
                                                               343    13675 SH       Defined 01                   13675.000
Westamerica Bancorp.           COM              WABC            38      700 SH       Sole                  700.000
Whole Foods Market, Inc.       COM              WFMI             7      200 SH       Sole                  200.000
iShares S&P Midcap 400 Index F MD               464287507     5526    69006 SH       Sole                    67006     2000
                                                               144     1795 SH       Defined 01                        1795
iShares S&P Smallcap 600 Index SB               464287804     3400    57544 SH       Sole                    56044     1500
                                                                93     1580 SH       Defined 01                        1580
Vanguard European Stock Index  EAFE             922042205       45     1725 SH       Sole                 1725.099
iShares China Index Fund       EAFE             464287184     2209    51594 SH       Sole                50694.000  900.000
                                                                52     1225 SH       Defined 01                    1225.000
iShares India Index Fund       EAFE             06739f291     2690    35510 SH       Sole                34710.000  800.000
                                                                67      890 SH       Defined 01                     890.000
iShares MSCI Asia Ex-Japan Ind EAFE             464286665     5382   121499 SH       Sole               118624.000 2875.000
                                                                47     1050 SH       Defined 01                    1050.000
iShares MSCI Australia Index F EAFE             EWA             71     2970 SH       Sole                 2970.000
iShares MSCI Brazil Index Fund EAFE             EWZ           1502    19525 SH       Sole                19525.000
iShares MSCI Canada Index      EAFE             EWC             80     2860 SH       Sole                 2860.000
iShares MSCI EAFE Index Fund   EAFE             464287465     4839    88103 SH       Sole                86427.611 1675.000
                                                               205     3725 SH       Defined 01                    3725.000
iShares MSCI Emerging Mkts Ind EAFE             464287234     2646    59109 SH       Sole                58159.000  950.000
                                                                19      425 SH       Defined 01                     425.000
AvalonBay Communities          RA               053484101       52      500 SH       Defined 01                         500
Boston Properties, Inc.        RA               101121101     1690    20330 SH       Sole                    20330
                                                                39      475 SH       Defined 01                         475
Camden Property Trust          RA               133131102     1696    35355 SH       Sole                    35355
                                                                38      800 SH       Defined 01                         800
Health Care REIT, Inc.         RA               42217K106     1544    32605 SH       Sole                    32605
                                                                28      600 SH       Defined 01                         600
Kimco Realty Corp.             RA               49446R109     1445    91805 SH       Sole                    91805
                                                                22     1375 SH       Defined 01                        1375
National Retail Properties, In RA               NNN            265    10560 SH       Sole                    10560
Public Storage, Inc.           RA               74460D109     1654    17040 SH       Sole                    17040
Rancon Realty Fund IV LP       RA               3090020          3        4 SH       Sole                        4
Simon Property Group           RA               828806109       58      624 SH       Defined 01                         624
BP Prudhoe Bay Royalty Trust   RA               055630107     1920    18575 SH       Sole                    18350      225
                                                                66      640 SH       Defined 01                         640
Cross Timbers Royalty Trust    RA               22757r109     1556    43635 SH       Sole                    43035      600
                                                                64     1790 SH       Defined 01                        1790
Great Northern Iron Ore Proper RA               391064102        2       16 SH       Sole                       16
Mesabi Trust                   RA               590672101     2619    72159 SH       Sole                    71424      735
                                                                37     1025 SH       Defined 01                        1025
Northern Euro Oil Royalty Trus RA               659310106     1327    49667 SH       Sole                    49127      540
                                                                53     1990 SH       Defined 01                        1990
Permian Basin Royalty Trust    RA               714236106     1923    97530 SH       Sole                    95730     1800
                                                                73     3680 SH       Defined 01                        3680
Plum Creek Timber              RA               729251108     1328    37607 SH       Sole                    37007      600
                                                               124     3500 SH       Defined 01                        3500
Sabine Royalty Trust           RA               785688102     1736    32745 SH       Sole                    32245      500
                                                                61     1150 SH       Defined 01                        1150
San Juan Basin Royalty Trust   RA               798241105     1488    60225 SH       Sole                    58895     1330
                                                                59     2405 SH       Defined 01                        2405
iShares Dow Jones Commodities  RA               06738c778      348     8242 SH       Sole                     8242
                                                                84     1975 SH       Defined 01                        1975